Contract Costs - Schedule of Contract Costs (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about contract costs [line items]
Impairment loss for capitalized costs	¥ 0	¥ 0
Sales commissions [member]
Disclosure of detailed information about contract costs [line items]
Capitalized sales commissions recognized in profit or loss	1,152	1,472
Capitalized sales commissions expected to recovered after more than one year	396	811
Direct incremental costs for activating broadband and IPTV subscribers [member]
Disclosure of detailed information about contract costs [line items]
Capitalized direct incremental costs for activating broadband and IPTV subscribers expected to recovered after more than one year	719	893
Capitalized direct incremental costs for activating broadband and IPTV subscribers recognized in profit or loss	¥ 2,524	¥ 2,891